SECURITIES	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
SECURITIES

NOTE D – SECURITIES

A summary of the amortized cost and estimated fair value of available-for-sale securities and held-to-maturity securities at December 31, 2012 and 2011, follows:

	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$36,148,002	$231,810	$20,735	$36,359,077
Tax-exempt and taxable obligations of states and municipal subdivisions	95,113,063	3,823,242	26,121	98,910,184
Mortgage-backed securities	60,384,181	1,596,672	14,364	61,966,489
Corporate obligations	17,640,092	298,471	1,751,814	16,186,749
Other	1,255,483	-	285,300	970,183
	$210,540,821	$5,950,195	$2,098,334	$214,392,682
Held-to-maturity securities:
Mortgage-backed securities	$2,470,103	$84,796	$-	$2,554,899
Taxable obligations of states and municipal subdivisions	6,000,000	-	1,499,400	4,500,600
	$8,470,103	$84,796	$1,499,400	$7,055,499

	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Obligations of U.S. Government agencies	$43,474,933	$216,229	$17,712	$43,673,450
Tax-exempt and taxable obligations of states and municipal subdivisions	91,756,084	2,738,898	236,951	94,258,031
Mortgage-backed securities	58,534,125	959,018	163,596	59,329,547
Corporate obligations	16,678,672	26,618	2,412,076	14,293,214
Other	1,255,483	-	281,340	974,143
	$211,699,297	$3,940,763	$3,111,675	$212,528,385
Held-to-maturity securities:
Mortgage-backed securities
Taxable obligations of states and municipal subdivisions	$2,278	$121	$-	$2,399
	6,000,000	-	-	6,000,000
	$6,002,278	$121	$-	$6,002,399

The scheduled maturities of securities at December 31, 2012, were as follows:

	Available-for-Sale		Held-to-Maturity
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value

Due less than one year	$17,393,747	$17,476,162	$-	$-
Due after one year through five years	72,776,427	73,249,911	-	-
Due after five years through ten years	36,660,487	38,374,331	-	-
Due after ten years	23,325,979	23,325,789	6,000,000	4,500,600
Mortgage-backed securities	60,384,181	61,966,489	2,470,103	2,554,899
	$210,540,821	$214,392,682	$8,470,103	$7,055,499

Actual maturities can differ from contractual maturities because the obligations may be called or prepaid with or without penalties.

No gain or loss was realized from the sale of available-for-sale securities in 2012. A loss of $318 was realized from the sale or call of available-for-sale securities in 2011. An other-than-temporary impairment loss of $-0- was recognized for the year ended 2012 and $4,278 for the year ended 2011.

Securities with a carrying value of $159,725,903 and $135,394,139 at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, repurchase agreements, and for other purposes as required or permitted by law.

The details concerning securities classified as available-for-sale with unrealized losses as of December 31, 2012 and 2011, were as follows:

	2012
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$5,063,924	$20,735	$-	$-	$5,063,924	$20,735
Tax-exempt and tax- able obligations of states and municipal subdivisions	4,556,699	26,000	254,605	121	4,811,304	26,121
Mortgage-backed securities	-	-	236,886	14,364	236,886	14,364
Corporate obligations	978,600	1,764	2,668,168	1,750,050	3,646,768	1,751,814
Other	-	-	970,183	285,300	970,183	285,300
	$10,599,223	$48,499	$4,129,842	$2,049,835	$14,729,065	$2,098,334

	2011
	Losses < 12 Months		Losses 12 Months or >		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Obligations of U.S. government agencies	$9,142,470	$17,712	$-	$-	$9,142,470	$17,712
Tax-exempt and tax- able obligations of states and municipal subdivisions	6,451,142	183,678	598,851	53,273	7,049,993	236,951
Mortgage-backed securities	16,208,868	94,240	236,425	69,356	16,445,293	163,596
Corporate obligations	9,099,728	240,686	2,749,114	2,171,390	11,848,842	2,412,076
Other	-	-	974,143	281,340	974,143	281,340
	$40,902,208	$536,316	$4,558,533	$2,575,359	$45,460,741	$3,111,675

Approximately 9.4% of the number of securities in the investment portfolio at December 31, 2012, reflected an unrealized loss. Management is of the opinion the Company has the ability to hold these securities until such time as the value recovers or the securities mature. Management also believes the deterioration in value is attributable to changes in market interest rates and lack of liquidity in the credit markets. We have determined that these securities are not other-than-temporarily impaired based upon anticipated cash flows.